IMPAIRMENT REVERSALS (Tables)	12 Months Ended
Dec. 31, 2025
Impairment of assets [Abstract]
Schedule of impairment (reversals) charges

For the years ended December 31	2025	2024
Impairment charges (reversals) of non- current assets[1]	$12	($941)
Impairment of goodwill[1]	—	484
Total	$12	($457)
[1]Refer to note 21 for further details